Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating activities
Profit before income tax from continuing operations	$ 115,333,645	$ 6,827	$ 134,269,499	$ 104,807,649
Profit (loss) before income tax from discontinued operations			(8,524,516)	148,529,197
Profit before income tax	115,333,645	6,827	125,744,983	253,336,846
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	133,818,176	7,921	140,353,169	136,987,034
Amortization of intangible and other assets	17,967,888	1,064	18,280,617	19,315,958
Equity interest in net result of associated companies	5,371,824	318	1,811,432	(113,918)
(Gain) loss on sale of property, plant and equipment	(5,055,264)	(299)	935,644	(6,849,699)
Net period cost of labor obligations	16,971,936	1,005	15,979,152	18,688,374
Foreign currency exchange loss (income), net	(16,175,776)	(958)	(20,008,610)	14,192,416
Interest income	(9,628,340)	(570)	(4,823,579)	(3,834,150)
Interest expense	44,545,241	2,637	41,258,803	35,738,305
Employee profit sharing	3,938,274	233	3,637,813	3,130,722
Loss in valuation of derivative financial instruments, capitalized interest expense and other, net	4,623,029	274	17,072,520	5,239,927
Gain on net monetary positions	(9,321,480)	(552)	(11,538,061)	(4,876,842)
Gain on sale of subsidiary			(3,405,014)	(132,821,709)
Loss on deconsolidation of subsidiary			9,390,641
Impairment to notes receivable from joint venture	12,184,562	721
Impairment of joint venture	4,677,782	277
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net	(19,201,698)	(1,137)	(6,803,202)	8,609,836
Prepaid expenses	(6,154,082)	(364)	(2,527,168)	(872,738)
Related parties	758,301	45	1,884,945	449,655
Inventories	2,832,978	168	(1,183,883)	6,083,461
Other assets	(1,564,370)	(93)	(1,321,813)	(9,521,953)
Employee benefits	(13,090,945)	(775)	(25,723,517)	(27,223,091)
Accounts payable and accrued liabilities	10,098,156	598	(10,291,588)	7,447,308
Employee profit sharing paid	(3,316,540)	(196)	(2,935,880)	(1,922,029)
Financial instruments and other	0	0	(2,353,920)	(1,664,465)
Deferred revenues	3,062,445	181	2,430,434	(9,068,794)
Interest received	4,882,509	289	2,652,195	2,665,854
Income taxes paid	(49,466,056)	(2,928)	(62,015,057)	(60,535,903)
Cash flows from discontinued operating			(1,214,025)	5,601,233
Net cash flows provided by continuing operating activities	248,092,195	14,686	225,287,031	258,181,638
Investing activities
Purchase of property, plant and equipment	(131,101,509)	(7,760)	(146,192,426)	(140,789,643)
Acquisition of intangibles	(25,237,297)	(1,494)	(11,661,530)	(12,202,142)
Dividends received	4,590,313	272	5,426,370	2,628,600
Proceeds from sale of property, plant and equipment	7,042,757	417	3,795,740	7,215,177
Acquisition of business, net of cash acquired			(18,525,639)
Contractual earn-out from business combination	3,468,655	205	2,298,532
Financial instruments	(9,420,419)	(558)
Partial sale of shares of associated company			6,329	199,158
Investments in associate companies	(459,750)	(27)	(1,043,954)
Proceeds from the sale of businesses			5,791,488	75,518,886
Acquisition of short-term investments	(10,061,353)	(596)		(3,361,507)
Sale of short-term investments	10,482,150	620	9,690,285
Acquisition of notes from joint venture	(14,292,963)	(846)
Cash flows from discontinued investing			(1,944,235)	(5,729,473)
Net cash flows used in investing activities	(164,989,416)	(9,767)	(152,359,040)	(76,520,944)
Financing activities
Loans obtained	249,380,436	14,762	188,414,369	93,675,127
Repayment of loans	(214,735,610)	(12,711)	(145,340,377)	(152,029,408)
Payment of liability related to right-of-use of assets	(39,498,197)	(2,338)	(33,823,287)	(30,544,750)
Interest paid	(29,031,855)	(1,719)	(26,882,181)	(23,884,410)
Repurchase of shares	(14,331,361)	(848)	(26,143,162)	(36,745,743)
Dividends paid	(30,466,636)	(1,803)	(29,534,053)	(27,829,345)
Acquisition of non-controlling interests	(6,263,945)	(371)	(39,596)	(7,720)
Net cash flows used in financing activities	(84,947,168)	(5,028)	(73,348,287)	(177,366,249)
Net increase (decrease) in cash and cash equivalents	(1,844,389)	(110)	(420,296)	4,294,445
Adjustment to cash flows due to exchange rate fluctuations, net	(5,258,787)	(311)	(4,558,646)	(1,532,461)
Cash and cash equivalents at beginning of the year	33,700,949	1,995	38,679,891	35,917,907
Cash and cash equivalents at end of the year	26,597,773	1,574	33,700,949	38,679,891
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year	6,928,514	410	1,476,834	18,385,498
Revaluation surplus	1,157,941	69
Spin-off			(1,376,353)
Non-cash transactions	$ 8,086,455	$ 479	$ 100,481	$ 18,385,498